Investment Property, Net - Schedule of Cost of Investment Properties and Accumulated Depreciation (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Schedule of Cost of Investment Properties and Accumulated Depreciation [Line Items]
Balance at beginning, Cost		$ 1,956,975	$ 2,166,152
Additions		32,432	56,688
Disposals and derecognition		(866)
Increase (Decrease) from transfers (to) property, plant and equipment		(12)	345
Increase (decrease) from movements between investment properties accounts
Effect of exchange differences on the translation into presentation currency		(23,275)	(434,572)
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]		(17,227)
Hyperinflation adjustments		291,680	191,277
Other			(5,688)
Balance at ending, Cost		2,256,934	1,956,975	$ 2,166,152
Cost [Member] | Land [Member]
Schedule of Cost of Investment Properties and Accumulated Depreciation [Line Items]
Balance at beginning, Cost		263,172	312,399
Additions
Disposals and derecognition		(286)
Increase (Decrease) from transfers (to) property, plant and equipment
Increase (decrease) from movements between investment properties accounts
Effect of exchange differences on the translation into presentation currency		(433)	(47,548)
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]		(17,227)
Hyperinflation adjustments		24,248	15,553
Other			(5)
Balance at ending, Cost		286,701	263,172	312,399
Cost [Member] | Buildings [Member]
Schedule of Cost of Investment Properties and Accumulated Depreciation [Line Items]
Balance at beginning, Cost		1,671,190	1,744,190
Additions		2,978	16,280
Disposals and derecognition
Increase (Decrease) from transfers (to) property, plant and equipment			16,184
Increase (decrease) from movements between investment properties accounts		34,085	109,846
Effect of exchange differences on the translation into presentation currency		(22,781)	(386,052)
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]
Hyperinflation adjustments		266,749	175,278
Other			(4,536)
Balance at ending, Cost		1,952,221	1,671,190	1,744,190
Cost [Member] | Constructions in progress [Member]
Schedule of Cost of Investment Properties and Accumulated Depreciation [Line Items]
Balance at beginning, Cost		22,613	109,563
Additions		29,454	40,408
Disposals and derecognition		(580)
Increase (Decrease) from transfers (to) property, plant and equipment		(12)	(15,839)
Increase (decrease) from movements between investment properties accounts		(34,085)	(109,846)
Effect of exchange differences on the translation into presentation currency		(61)	(972)
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]
Hyperinflation adjustments		683	446
Other			(1,147)
Balance at ending, Cost		18,012	22,613	109,563
Accumulated Depreciation [Member] | Buildings [Member]
Schedule of Cost of Investment Properties and Accumulated Depreciation [Line Items]
Disposals and derecognition				(189)
Balance at beginning, Accumulated depreciation		295,673	317,665	241,348
Depreciation expenses		34,068	31,389	31,174
Increase (Decrease) from transfers (to) property, plant and equipment				(526)
Effect of exchange differences on the translation into presentation currency		(6,843)	(107,033)	(21,452)
Increase from transfers to non-current assets held for sale				870
Hyperinflation adjustments		97,753	54,835	66,589
Other			(1,183)	(149)
Balance at ending, Accumulated depreciation		$ 420,651	$ 295,673	$ 317,665

[1]	Corresponds to the transfer of the Éxito Occidente investment property to inventory of real estate projects (Note 11.1).